Related party disclosures	12 Months Ended
Dec. 31, 2023
Related party disclosures
Related party disclosures

28.Related party disclosures

Related party transactions note not described elsewhere in these notes to the financial statements (see Note 18) are as follows:

Key management personnel compensation

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity, and include executive members of the Company’s board of directors, certain members of the executive committee and non - executive directors. For the period ended 31 December 2023 and 2022, key management personnel compensation comprised the following.

28.Related party disclosures (continued)

	Year ended 31 December
US$ thousand	2023	2022

Short-term employee benefits	2,034	—
Post-employment benefits	27	—
Other long-term benefits	—	—
Termination benefits	—	—
Share-based payments	3,332	224
Total	5,393	224

Executive officers also participate in the Group’s share-based payments arrangement (see Note 20).

Related party transactions

(a)Share subscriptions and private placements

On 14 April 2023, MAC, MAL and certain investors entered into subscription agreements (the “Subscription Agreements”), pursuant to which such investors agreed to subscribe for an aggregate of 11,362,506 ordinary shares, par value $0.0001 per share, of the Company (the “Subscribed Shares”) at a purchase price of $10.00 per share, for an aggregate purchase price of $113,625 thousand in a private placement or placements (the “Private Placements”) which consummated immediately prior the consummation of the initial Business Combination. The private placement included related party transactions specified below:

●	Michael James McMullen, Chief Executive Officer and a member of the board of directors of the Company, has entered into a Subscription Agreement with an aggregate purchase price of $1,500 thousand. Katherine Crouse, spouse of Marthinus J. Crouse, former Chief Financial Officer of the Company, has entered into a Subscription Agreement with an aggregate purchase price of $250 thousand. Patrice Ellen Merrin, director of the Company, has entered into a Subscription Agreement with an aggregate purchase price of $50 thousand.
●	In connection with the Subscription Agreements, GMM agreed to transfer an aggregate of 517,500 shares of Class B common stock (Founder Shares converted to ordinary common stock on closing of the Proposed Business Combination) of the Company that it currently holds to certain investors who agreed to subscribe for a significant number of Subscribed Shares.
(b)	Related party promissory note

On 31 March 2023, MAC issued an unsecured non-convertible promissory note (the “March 2023 Note”) to the Sponsor pursuant to which MAC may borrow up to $340 thousand from the Sponsor for transaction costs reasonably related to the consummation of the initial Business Combination. The March 2023 Note bears no interest and all unpaid principal under the Note was due and payable in full up the earlier of (i) 2 August 2023 and (ii) the acquisition of the CSA mine in the initial business combination. As of 31 December 2023, there was no amount outstanding under the March 2023 Note.

28.Related party disclosures (continued)

(c)Sponsor transfer consideration

On 16 June 2023, MAL paid $800 thousand to the Sponsor (relating to the transfer of Sponsor economics for the corporate benefit of MAL) where the Sponsor transferred 83,333 Founder Shares to BEP Special Situations VI LLC in connection with BEP Special Situations VI LLC agreeing to subscribe for 2,000,000 Ordinary Shares in the Initial PIPE Financing at $10.00 per share. The $800 thousand paid to the Sponsor is recognized as acquisition costs within administrative expenses.

(d)Transactions with Glencore

As part of the acquisition of CMPL from Glencore on 16 June 2023, Glencore received consideration of 10,000,000 newly issued New MAC ordinary shares issued at the redemption share price of $10 per share ($100,000 thousand worth). As a result, Glencore has a significant influence interest in the Company and is considered a related party in accordance with IAS 24 Related Party Disclosures.

Royalty Deed

Concurrently with closing of the Business Combination, a Royalty Deed between the Company, Glencore, and CMPL became effective, pursuant to which CMPL is required, on a quarterly basis, to pay to Glencore a royalty equal to 1.5% of Net Smelter Returns and grant security interests created as a result of the Royalty Deed. Net Smelter Returns are equal to the gross revenue minus permitted deductions for all marketable and metal-bearing copper material, in whatever form or state, that is mined, produced, extracted or otherwise recovered from the Royalty Area. Glencore has the right to transfer its interest in the Royalty Deed (subject to limited restrictions, and subject to a right of last refusal granted to CMPL) and the security created as a result of the Royalty Deed. For the year ended 31 December 2023, the Company has paid $1,067 thousand in royalty, recognized as a selling and distribution expense.

Offtake Agreement

Concurrently with the closing of the Business Combination, the Company entered into a new Offtake Agreement with Glencore International AG (“GIAG”), the Switzerland - based parent entity of Glencore, to replace the existing offtake agreement. The Offtake Agreement is a LOM obligation, pursuant to which the Company is committed to selling all material to Glencore, and GIAG is committed to buying all Material. For the year ended 31 December 2023, the Group has recognized $153,530 thousand of copper sales and $5,469 thousand of silver sales for a total of $158,999 thousand in revenue (net of tolling, refining and freight charges) from the offtake agreement, with a corresponding trade receivable balance recognized.

Transitional Service Agreement

MAL, CMPL and Glencore Australia Holdings Pty Ltd (“GAH”) are parties to a transitional services agreement under which GAH has agreed to provide the benefit of certain transitional services and group contract on-supply for a period post-closing in order to assist CMPL to transition and operate the business on a standalone basis. GAH is paid a service fee in exchange for the performance of those services in accordance with the terms of the transitional services agreement. For the year ended 31 December 2023, the Company incurred $920 thousand under the transitional service agreement, recognized as an administrative expense.

Fuel Supply arrangements for CMPL with Glencore Australia Oil Pty Ltd.

Glencore Australia Oil Pty Ltd (“Glencore Oil”) and CMPL are parties to a Bulk Fuel Supply Agreement dated 1 July 2022. Under the agreement Glencore Oil supplies ultra low sulfur diesel to CMPL. The agreement is governed by the laws of New South Wales and contains customary terms and conditions, including in relation to, (i) ordering and delivery, (ii) forecast usage, (iii) delivery, (iv) passage of tile, (v) quality and quantity, (vi) payment terms. For the year ended 31 December 2023, the Group has incurred $2,450 thousand under the agreement, recognized as a cost of goods sold.

28.Related party disclosures (continued)

(c)Transactions with Glencore (continued)

Working Capital Loan

Pursuant to the terms of the Share Sale Agreement between MAL, MAC Australia (as “Buyer”) and Glencore Operations Australia (as “Seller”) dated 17 March 2022 (the “SSA”), as amended, the purchase price payable for acquisition of CMPL would be adjusted to account for CMPL’s net debt, working capital and tax debts in accordance with consideration adjustment mechanisms common for acquisitions of this nature. In connection with this consideration adjustment mechanism, the ‘Estimated Purchase Price’ payable by the Buyer to the Seller on completion of the SSA (which occurred 16 June 2023) would be reduced by an amount of $15,000 thousand and then the ‘Final Adjustment Amount’ payable by the Buyer to the Seller following preparation and agreement of necessary completion accounts would be increased by the same $15,000 thousand. The effect of this consideration payment adjustment mechanism was to retain $15,000 thousand within CMPL as an interest-free, working capital loan, utilized by the business immediately following completion of the SSA and repaid by the Buyer upon finalization of all consideration payments in which as at the date of these accounts has not yet occurred.

Rehabilitation Bond Amendments

MAL, MAC Australia and Glencore Operations Australia have entered into various contractual arrangements relating to performance guarantees Glencore Operations Australia has provided the state of New South Wales regarding the equivalent to the estimated total amount required to fulfil any rehabilitation costs associated with CMPL mining activities.

Glencore Operations Australia is subject to contractual commitments whereby it has agreed to provide the performance guarantees for up to AU$44,031 thousand until the earlier of MAL refinancing its senior debt and 16 June 2024. Whilst Glencore Operations Australia will provide the performance guarantees, MAL and MAC Australia will assume all liability if the guarantees are called on and will pay Glencore Operations Australia interest at a rate of 2.75% per annum on the amounts guaranteed by Glencore Operations Australia.

For the year ended 31 December 2023 the total interest paid or accrued was $317 thousand, recognized as an administrative expense.